Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	AXIM Biotechnologies, Inc.
Entity Central Index Key	0001514946
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-4029386
Entity Address Address Line 1	6191 Cornerstone Court
Entity Address Address Line 2	E, Suite 114
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92121
City Area Code	858
Local Phone Number	923-4422